Schedule of Investments (unaudited) August 31, 2022	BlackRock Impact Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.2%
Sumter County Industrial Development Authority, RB, AMT, 6.00%, 07/15/52(a)	$100	$98,166

Arizona — 1.9%
Arizona Industrial Development Authority, RB, Series A, 4.00%, 02/01/50	1,000	922,846

Arkansas — 2.3%
University of Arkansas, RB, Series A, 5.00%, 04/01/47	1,000	1,097,003

California — 17.4%
California Community Choice Financing Authority, RB, Series A, 4.00%, 10/01/52(a)	1,500	1,575,679
California Public Finance Authority, RB
Series A, 4.00%, 07/15/51	1,000	963,867
Series B-3, 2.13%, 11/15/27(b)	250	232,040
California School Finance Authority, RB, 5.00%, 08/01/42(b)	125	129,364
California State Public Works Board, RB, Series D, Class D, 4.00%, 05/01/45	1,000	999,456
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, Subordinate, 4.00%, 06/01/52	1,500	1,434,022
CSCDA Community Improvement Authority, RB, M/F Housing(b)
3.25%, 04/01/57	250	185,101
Series A-2, 3.00%, 02/01/57	350	250,966
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, Series A, 4.00%, 06/01/37	1,000	1,035,636
Los Angeles Unified School District, GO, 4.00%, 07/01/37	500	512,213
Val Verde Unified School District, GO, Series B, (AGM), 4.00%, 08/01/51	1,000	968,418

		8,286,762

Colorado — 1.2%
Denver City & County School District No. 1, GO, Series A, (SAW), 5.00%, 12/01/42	500	562,439

Connecticut — 5.4%
Connecticut State Health & Educational Facilities Authority, RB, Series A, Class A, 4.00%, 07/01/51	500	455,909
State of Connecticut, GO, 2020, 4.00%, 01/15/37	1,000	1,009,937
University of Connecticut, RB, Series A, 5.00%, 05/01/39	1,000	1,121,487

		2,587,333

Delaware — 0.2%
Affordable Housing Opportunities Trust, Series AH-01, Class B, 6.88%, 05/01/39(b)(c)	80	75,943

District of Columbia — 2.3%
District of Columbia, RB, Class A-AMT, AMT, 5.50%, 02/28/34	1,000	1,102,857

Florida — 6.6%
Brevard County Health Facilities Authority, Refunding RB, Series A, 4.00%, 04/01/52	1,000	889,551
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/47	500	485,741
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/48	1,000	943,665

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB
Series A, Class A, 4.00%, 06/15/42	$500	$445,205
Series A, Class A, 5.00%, 06/15/47	375	381,719

		3,145,881

Georgia — 0.7%
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, Class A, 4.00%, 06/01/49	325	337,687

Illinois — 2.7%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Class A, 2nd Lien, 5.00%, 12/01/52	1,200	1,283,138

Indiana — 0.8%
City of Bloomington Indian Sewage Works Revenue, RB, (BAM), 4.00%, 01/01/39	400	387,044

Kentucky — 2.9%
City of Henderson Kentucky, RB, Series SE, Class A, AMT, 4.70%, 01/01/52(b)	350	339,171
Louisville/Jefferson County Metropolitan Government, RB, Series A, (AGM), 5.00%, 05/15/47	1,000	1,058,525

		1,397,696

Louisiana — 2.6%
Jefferson Parish Consolidated Sewerage District No. 1, RB, (BAM), 4.00%, 02/01/42	1,000	972,308
Louisiana Public Facilities Authority, RB, Series A, 6.38%, 06/01/52(b)	250	256,868

		1,229,176

Maine — 0.2%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)	100	83,395

Maryland — 1.6%
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/47	715	754,858

Massachusetts — 5.6%
Massachusetts Bay Transportation Authority Assessment Revenue, Refunding RB, Series A, 5.00%, 07/01/52	1,500	1,659,311
University of Massachusetts Building Authority, RB, Series 1, 4.00%, 11/01/46	1,000	1,000,576

		2,659,887

Michigan — 2.0%
Ludington Area School District, GO, Series II, (BAM), 4.00%, 05/01/51	1,000	943,252

Minnesota — 1.1%
Duluth Economic Development Authority, RB, Class B, 5.25%, 06/15/42	500	523,498

New Hampshire — 1.5%
New Hampshire Housing Finance Authority, RB, M/F Housing,Series 2022, 4.38%, 09/20/36	748	718,084

New York — 12.1%
Battery Park City Authority, RB, 4.00%, 11/01/44	1,500	1,519,756
Build NYC Resource Corp., RB, Series A, 5.00%, 07/01/32	245	236,857
Metropolitan Transportation Authority, Refunding RB, Series A-1, 5.00%, 11/15/49	1,000	1,025,121
New York City Municipal Water Finance Authority, RB, Series CC-1, 4.00%, 06/15/52	1,000	946,047

1

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Impact Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Power Authority, RB
(AGM), 4.00%, 11/15/39	$1,000	$1,004,581
(AGM), 4.00%, 11/15/40	1,000	1,004,699

		5,737,061

North Carolina — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 3.75%, 07/01/52	250	250,972

North Dakota — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, Series A, 4.00%, 01/01/53	230	235,078

Ohio — 3.5%
Ohio State University, RB, Series B-1, VRDN, 1.53%, 12/01/39(a)(d)	1,500	1,500,000
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	200	174,856

		1,674,856

Oklahoma — 2.1%
Oklahoma Water Resources Board, RB, Series A, 4.00%, 10/01/51	995	980,913

Oregon — 1.4%
Oregon State Facilities Authority, RB, Series A, 5.00%, 06/01/52	125	131,494
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series A, 4.00%, 07/01/51	545	548,497

		679,991

Pennsylvania — 3.4%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, 5.50%, 06/01/47	1,000	1,130,634
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, 4.25%, 10/01/52	475	487,485

		1,618,119

South Carolina — 1.5%
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series A, 4.00%, 01/01/52	680	690,677

Tennessee — 0.4%
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 1, 3.75%, 07/01/52	200	201,330

Texas — 4.2%
Arlington Higher Education Finance Corp., RB (PSF), 5.00%, 08/15/47	500	549,249

Security	Par (000)	Value

Texas (continued)
Arlington Higher Education Finance Corp., RB (continued)
Series A, 5.25%, 08/15/32	$250	$252,315
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/46	1,000	1,086,129
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Class A, 6.63%, 10/01/43	100	100,510

		1,988,203

Utah — 3.7%
University of Utah, RB, Series A, 4.00%, 08/01/43	1,500	1,474,261
Utah Infrastructure Agency, RB, 5.00%, 10/15/32	250	265,415

		1,739,676

Virginia — 2.2%
Henrico County Economic Development Authority, Refunding RB, Class A, 5.00%, 10/01/47	1,000	1,056,554

Total Long-Term Investments — 94.7% (Cost: $47,511,747)		45,050,375

	Shares

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.19%(e)(f)	1,878,710	1,878,898

Total Short-Term Securities — 3.9% (Cost: $1,878,922)		1,878,898

Total Investments — 98.6% (Cost: $49,390,669)		46,929,273

Other Assets Less Liabilities — 1.4%		664,167

Net Assets — 100.0%		$47,593,440

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Impact Municipal Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$1,983,841	$—	$(104,837	)(a)	$120	$(226)	$1,878,898	1,878,710	$2,171	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	28	12/20/22	$3,273	$33,381
U.S. Long Bond	32	12/20/22	4,347	4,201
5-Year U.S. Treasury Note	12	12/30/22	1,330	4,551

				$42,133

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

3

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Impact Municipal Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$44,974,432	$75,943	$45,050,375
Short-Term Securities
Money Market Funds	1,878,898	—	—	1,878,898

	$1,878,898	$44,974,432	$75,943	$46,929,273

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$42,133	$—	$—	$42,133

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

BAM	Build America Mutual Assurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

VRDN	Variable Rate Demand Note

S C H E D U L E O F I N V E S T M E N T S	4